ACCOUNTS RECEIVABLE, NET (Tables)	12 Months Ended
Sep. 30, 2012
Receivables [Abstract]
Accounts Receivable, Net

	As of September 30,
	2011	2012
	US$	US$
Accounts receivable	7,851	6,173
Less: allowance for doubtful accounts	(3,190)	(2,092)

Accounts receivable, net	4,661	4,081

Movement Of Allowance For Doubtful Accounts

	As of September 30,
	2011	2012
	US$	US$
Balance at beginning of year	2,236	3,190
Charged to expenses	824	211
Write-off of accounts receivable	-	(1,361)
Foreign currency adjustment	130	52

Balance at end of the year	3,190	2,092